UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-2946

Dreyfus Municipal Money Market Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

Janette E. Farragher, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       5/31

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
February 28, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.9%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.04	3/7/15	4,000,000	a	4,000,000

California--2.7%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Bank of the West)	0.06	3/7/15	3,315,000	a	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)	0.05	3/7/15	2,215,000	a	2,215,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.04	3/7/15	4,610,000	a	4,610,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.05	3/7/15	2,310,000	a	2,310,000

Colorado--2.9%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129 X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.14	3/7/15	2,500,000 a,b,c		2,500,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.04	3/7/15	11,000,000 a,b,c		11,000,000

Connecticut--.1%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.15	3/7/15	410,000	a	410,000

Delaware--3.6%

Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.01	3/7/15	15,000,000	a	15,000,000
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/15	2,000,000		2,032,588

Florida--11.2%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.06	3/7/15	7,200,000 a,b,c		7,200,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.04	3/7/15	19,400,000	a	19,400,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.10	6/10/15	6,000,000		6,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.30	3/7/15	4,000,000	a	4,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.05	3/25/15	4,800,000		4,800,000
Palm Beach County,
Public Improvement Revenue
(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust (Series
DB-184) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.16	3/7/15	3,905,000 a,b,c		3,905,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.15	3/7/15	1,815,000	a	1,815,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.09	4/8/15	3,000,000		3,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	6/12/15	3,000,000		3,000,000

Georgia--2.9%
Bartow County Development
Authority, Revenue (VMC
Specialty Alloys LLC Project)
(LOC; Comerica Bank)	0.10	3/7/15	3,350,000	a	3,350,000
Fulton County Development
Authority, Revenue (King's
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.03	3/7/15	8,900,000	a	8,900,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.08	3/7/15	1,580,000	a	1,580,000

Illinois--3.0%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.02	3/7/15	6,535,000	a	6,535,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.04	3/7/15	7,370,000	a	7,370,000

Indiana--2.3%
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.09	3/7/15	10,640,000	a	10,640,000

Iowa--2.6%
Iowa,
Special Obligation Revenue
(IJOBS Program)	5.00	6/1/15	1,000,000		1,012,432
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.07	3/7/15	11,000,000	a	11,000,000

Kansas--1.9%
Kansas Department of
Transportation, Highway
Revenue (Liquidity Facility;
Wells Fargo Bank)	0.01	3/7/15	3,700,000	a	3,700,000
Wichita,
GO Temporary Notes	0.30	10/15/15	5,000,000		5,000,750

Kentucky--2.3%
Carroll County,
Environmental Facilities
Revenue, Refunding (Kentucky
Utilities Company Project)

(LOC; Bank of Tokyo-Mitsubishi
UFJ, Ltd.)	0.02	3/7/15	5,000,000	a	5,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1314) (Kentucky
Economic Development Finance
Authority, Revenue (Catholic
Health Initiatives))
(Liquidity Facility; Deutsche
Bank AG)	0.13	3/7/15	5,720,000 a,b,c		5,720,000

Louisiana--3.2%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.10	3/7/15	1,500,000	a	1,500,000
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.02	3/7/15	9,000,000	a	9,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.02	3/7/15	4,500,000	a	4,500,000

Maryland--1.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.07	3/7/15	800,000	a	800,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.05	4/6/15	5,000,000		5,000,000

Massachusetts--3.5%
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; U.S. Bank
NA)	0.04	3/7/15	2,225,000	a	2,225,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	4,000,000		4,073,190
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.03	3/7/15	10,000,000	a	10,000,000

Minnesota--1.0%
North Saint Paul-Maplewood-Oakdale
Independent School District
Number 622, GO Aid
Anticipation Certificates of
Indebtedness	2.00	9/15/15	1,500,000		1,515,120

Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.06	4/2/15	3,000,000		3,000,000

Missouri--1.1%
Kansas City,
Special Obligation Revenue,
Refunding (Chouteau I-35
Project) (LOC; JPMorgan Chase
Bank)	0.03	3/7/15	4,995,000	a	4,995,000

Nebraska--1.1%
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.05	3/17/15	5,000,000		5,000,000

Nevada--2.2%
Clark County,
GO Notes, Refunding (Las Vegas
Convention and Visitors
Authority)	5.00	7/1/15	1,000,000		1,016,250
Clark County,
GO Notes, Refunding (Liquidity
Facility; State Street Bank
and Trust Co.)	0.02	3/7/15	8,200,000	a	8,200,000
Nevada,
GO Notes (Water Pollution
Control Revolving Fund
Matching Bonds)	2.00	8/1/15	1,000,000		1,007,661

New Jersey--1.1%
Little Falls Township,
GO Notes, (BAN and Tax Appeal
Refunding BAN)	1.00	12/18/15	2,447,000		2,455,362
Stafford Township,
GO Notes, BAN (General
Improvement and Water/Sewer
Utility)	1.00	5/18/15	2,500,000		2,503,509

New York--5.5%
New York City,
GO Notes (LOC; Sumitomo Mitsui
Banking Corporation)	0.02	3/7/15	11,000,000	a	11,000,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.03	3/7/15	15,000,000	a	15,000,000

North Carolina--2.0%

North Carolina,
LOR, Refunding (Citigroup
ROCS, Series RR II R-14089)
(Liquidity Facility; Citibank
NA)	0.03	3/7/15	2,800,000 a,b,c		2,800,000
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children's Center,
Inc.) (LOC; Bank of America)	0.03	3/7/15	1,650,000	a	1,650,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.02	3/7/15	5,035,000	a	5,035,000

Ohio--2.2%
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.10	3/7/15	1,690,000	a	1,690,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.10	3/7/15	1,715,000	a	1,715,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	7,000,000		7,020,160

Oregon--1.1%
Oregon Department of
Administrative Services, COP	5.00	5/1/15	5,000,000		5,041,665

Pennsylvania--7.3%
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo
Bank)	0.18	3/7/15	1,000,000	a	1,000,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)
(LOC; M&T Trust)	0.32	3/7/15	720,000	a	720,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.18	3/7/15	1,000,000	a	1,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.07	3/7/15	2,630,000	a	2,630,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power

Facility) (LOC; M&T Trust)	0.17	3/7/15	11,800,000	a	11,800,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	3/7/15	4,300,000	a	4,300,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.02	3/7/15	7,000,000 a,b,c		7,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.05	5/18/15	3,650,000		3,650,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.27	3/7/15	1,055,000	a	1,055,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Trust)	0.27	3/7/15	920,000	a	920,000

South Carolina--2.2%
Oconee County School District,
GO Notes	5.00	3/1/16	3,000,000		3,142,560
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	1.00	4/15/15	7,000,000		7,007,611

Tennessee--10.8%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.02	3/7/15	13,275,000	a	13,275,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.05	3/7/15	6,555,000	a	6,555,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.05	3/17/15	9,000,000		9,000,000
Metropolitan Government of

Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank, Ltd.)	0.07	4/2/15	5,000,000		5,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank, Ltd.)	0.06	5/19/15	4,000,000		4,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.02	3/2/15	12,790,000	a	12,790,000

Texas--13.4%
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.06	3/30/15	3,710,000		3,710,000
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.05	3/31/15	5,000,000		5,000,000
Dallas,
GO Notes (Equipment
Acquisition Contractual
Obligations)	5.00	8/15/15	800,000		817,571
Denton County,
GO Notes, Refunding (Permanent
Improvement Bonds)	2.00	7/15/15	705,000		709,714
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	4/6/15	4,000,000		4,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	6/11/15	5,400,000		5,400,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.03	3/7/15	7,000,000	a	7,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.03	3/7/15	7,000,000	a	7,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank
PLC)	0.02	3/7/15	6,200,000	a	6,200,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.16	5/15/15	5,000,000		5,000,000
Texas,

GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	3/7/15	10,000,000	a	10,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; Landesbank
Hessen-Thueringen Girozentrale)	0.05	3/7/15	8,000,000	a	8,000,000
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/15	600,000		613,419

Virginia--1.3%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	0.02	3/7/15	6,310,000	a	6,310,000

Washington--.5%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.09	3/7/15	2,510,000	a	2,510,000

Wisconsin--3.6%
Middleton,
Note Anticipation Notes	1.50	12/15/15	2,500,000		2,505,247
Oak Creek,
GO Promissory Notes	2.00	4/1/15	2,550,000		2,553,848
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	7/23/15	3,000,000		3,009,478
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	3,000,000		3,014,508
Wisconsin,
Transportation Revenue	5.00	7/1/15	750,000		762,062
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.10	7/6/15	5,000,000		5,000,000

Total Investments (cost $472,024,705)			100.7%		472,024,705
Liabilities, Less Cash and Receivables			(.7%)		(3,157,137)
Net Assets			100.0%		468,867,568

a Variable rate demand note - rate shown is the interest rate in effect at February 28, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities amounted to $40,125,000 or 8.6% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	472,024,705
Level 3 - Significant Unobservable Inputs	-
Total	472,024,705

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)